SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 10 SEGMENT INFORMATION

We operate as one segment, and our operations are focused on developing high strength, protein-based fiber, using recombinant DNA technology, for commercial applications in the textile and specialty fiber industries

Our Chief Executive Officer, as the CODM, uses consolidated net loss to evaluate our expenditures and monitor budget versus actual results. The monitoring of budget versus actual results and cash on hand are used in assessing the performance of the segment and in establishing resource allocation across the organization.

Factors used in determining the reportable segment include the nature of our operating activities, the organizational and reporting structure and the type of information reviewed by the CODM to allocate resources and evaluate financial performance.

Significant expenses within net loss include general and administrative, professional fees, officers’ salary, research and development, interest expense, interest income and other, net and income tax expense, which are each separately presented on our consolidated statements of operations.

The following table presents information about the segment’s loss:

Revenue	$-

Less:
Employee expense	1,491,027
Occupancy expense	58,868
Research and development expense	230,005
Professional services expense	309,063
Warrants issued for services expense	855,402
Depreciation and amortization expense	26,159
Interest Expense	529,603
Office expense	55,041
Other segment expense (a)	52,443
Interest income	(74,843)
Unrealized investment on gold	(133,829)
Segment net loss	3,398,939

Reconciliation of loss

Adjustments and reconciling items	-

Consolidated net loss	$3,398,939

(a)	Other segment items included in segment net loss include bank service charges, insurance, filing fees, meals, and other overhead expenses

Segment Assets:

As of December 31, 2024, total segment assets amounted to $1,505,333.